CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Total Renren Inc.'s equity [Member]	Additional paid-in capital [Member]	Accumulated deficit [Member]	Statutory reserves [Member]	Accumulated other comprehensive income [Member]	Non-controlling interest [Member]	Class A ordinary shares [Member] Ordinary shares [Member]	Class B ordinary shares [Member] Ordinary shares [Member]
Balance at Dec. 31, 2014	$ 1,102,379	$ 1,102,638	$ 1,224,393	$ (137,266)	$ 6,712	$ 7,774	$ (259)	$ 720	$ 305
Balance (in shares) at Dec. 31, 2014								720,040,971	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	28,241	28,241	28,241
Other comprehensive income (loss)	29,350	29,350				29,350
Net loss	(221,657)	(220,128)		(220,128)			(1,529)
Exercise of share option and restricted shares vesting	1,367	1,367	1,362					$ 5
Exercise of share option and restricted shares vesting (in shares)								5,236,230
Repurchase of ordinary shares	(10,292)	(10,292)	(10,281)					$ (11)
Repurchase of ordinary shares (in shares)								(10,912,110)
Purchase of noncontrolling interest in Jiehun China		119	119				(119)
Deconsolidation of Wanmen		(751)	(751)				751
Balance at Dec. 31, 2015	929,388	930,544	1,243,083	(357,394)	6,712	37,124	(1,156)	$ 714	$ 305
Balance (in shares) at Dec. 31, 2015								714,365,091	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	23,544	23,544	23,544
Other comprehensive income (loss)	(30,241)	(30,241)				(30,241)
Net loss	(185,352)	(185,352)		(185,352)
Exercise of share option and restricted shares vesting	1,150	1,150	1,144					$ 6
Exercise of share option and restricted shares vesting (in shares)								5,286,327
Deconsolidation of Wanmen	(23)	(1,179)	(1,179)				1,156
Balance at Dec. 31, 2016	738,466	738,466	1,266,592	(542,746)	6,712	6,883		$ 720	$ 305
Balance (in shares) at Dec. 31, 2016								719,651,418	305,388,450
Increase (Decrease) in Shareholders' Equity
Stock-based compensation	28,016	28,016	28,016
Other comprehensive income (loss)	10,233	9,477				9,477	756
Noncontrolling interest arising from an acquisition	25,255	756	0	0	0	756	24,499	$ 0	$ 0
Capital contribution from non-controlling shareholder	16,717	7,954	7,954			0	8,763
Net loss	(110,503)	(110,427)		(110,427)			(76)
Exercise of share option and restricted shares vesting	562	562	555					$ 7
Exercise of share option and restricted shares vesting (in shares)								6,898,035
Balance at Dec. 31, 2017	$ 708,746	$ 674,804	$ 1,303,117	$ (653,173)	$ 6,712	$ 17,116	$ 33,942	$ 727	$ 305
Balance (in shares) at Dec. 31, 2017								726,549,453	305,388,450